REDEEMABLE NON-CONTROLLING INTERESTS - Additional Information (Detail) $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2018 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)	Feb. 28, 2021	Dec. 31, 2019 USD ($)	Mar. 31, 2008 USD ($)
Temporary equity, estimated redemption value
Premium payable			$ 41.0	$ 41.0
Noncontrolling interest, fair value			$ 65.2	$ 65.2
Proceeds from noncontrolling interests	$ 9.7	$ 75.0
Contribution Expense		$ 6.9
Minority interest ownership percentage			34.00%	34.00%	20.00%
Commitement to contribute capital additionally							$ 125.0
Companys funding obligation							12.5
Equity interest in acquiree, percentage			30.00%
EBIT DA multiplication factor			7.5
Noncontrolling Interest [Member]
Temporary equity, estimated redemption value
Companys funding obligation							$ 112.5
OLE [Member]
Temporary equity, estimated redemption value
Temporary equity, estimated redemption value			$ 45.0	$ 45.3
China Subsidiary [Member]
Temporary equity, estimated redemption value
Temporary equity, estimated redemption value			91.4	87.4		$ 102.7
Zuffa [Member]
Temporary equity, estimated redemption value
Temporary equity, estimated redemption value			9.7	9.7
Frieze [Member]
Temporary equity, estimated redemption value
Temporary equity, estimated redemption value			$ 22.2	$ 22.9		$ 24.4